Document and Entity Information	Mar. 25, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 25, 2022
Entity Registrant Name	Dave Inc./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40161
Entity Tax Identification Number	86-1481509
Entity Address, Address Line One	750 N. San Vicente Blvd. 900W
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	844
Local Phone Number	857-3283
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (the “Form 8-K”) of Dave Inc. (the “Company”) originally filed by the Company on January 11, 2022 is being filed solely for the purpose of supplementing the historical financial statements and pro forma combined financial information provided under Items 9.01(a) and 9.01(b) in the Form 8-K to include the audited consolidated financial statements of Dave Inc. and its subsidiaries as of prior to the Mergers (collectively, “Legacy Dave”) as of December 31, 2021 and 2020 and for the years ended December 31, 2021 and 2020, and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Dave for the year ended December 31, 2021. This Amendment No. 1 does not amend any other item of the Form 8-K or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Form 8-K. Capitalized terms used but not defined herein have the meanings assigned to them in the Form 8-K.
Entity Central Index Key	0001841408
Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	DAVE
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	DAVEW
Security Exchange Name	NASDAQ